Acquisition of FRT (Schedule of intangible assets as of closing date of acquisition) (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2023	Dec. 31, 2023
Business Acquisition [Line Items]
Intangible assets		$ 16,900
FRT GmbH [Member]
Business Acquisition [Line Items]
Intangible assets	$ 16,900
Weighted average useful life (in years)	5 years 4 months 24 days
FRT GmbH [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets	$ 12,200
Weighted average useful life (in years)	5 years
FRT GmbH [Member] | Trade name [Member]
Business Acquisition [Line Items]
Intangible assets	$ 2,700
Weighted average useful life (in years)	10 years
FRT GmbH [Member] | Customer relationship [Member]
Business Acquisition [Line Items]
Intangible assets	$ 2,000
Weighted average useful life (in years)	2 years